Risk Management and Financial Instruments (Details) - Schedule of Balance Sheet - Seara Alimentos [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement of financial position:
Derivative (liabilities)/assets	$ 183
Financial instruments designated as hedge accounting:
Financial instruments designated as hedge accounting, Commodities	183
Derivative (liabilities)/assets	9,430	4,473
Financial instruments not designated as hedge accounting:
Exchange	9,430	4,977
Financial instruments not designated as hedge accounting, Interest		(504)
Other comprehensive income (expense)	949	(550)
Other comprehensive income (expense), Currency		39
Other comprehensive income (expense), Commodities	949	(589)
Inventories	(724)	6,577
Inventories, Currency		136
Inventories, Commodities	$ (724)	$ 6,441